April 6, 2011

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DriveTime Automotive Group, Inc.

DT Acceptance Corporation

DriveTime Car Sales Company, LLC

DriveTime Sales and Finance Company, LLC

DT Credit Company, LLC

DT Jet Leasing, LLC

Approval Services Company, LLC

Amendment No. 4 to Registration Statement on Form S-4

Filed February 3, 2011

File No. 333-169730-01

Dear Mr. Owings:

This letter responds to the letter of the staff of the Securities and Exchange Commission (the “Staff”), dated February 23, 2011 to Mr. Jon D. Ehlinger, General Counsel of DriveTime Automotive Group, Inc. (the “Company,” “we,” “our,” or “DTAG”), regarding the Company’s Amendment No. 4 to Registration Statement on Form S-4, filed February 3, 2011 (“Amendment No. 4”).

This letter sets forth each comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following each comment, sets forth our response. Page references are to the page numbers of the applicable filings, as they appear on EDGAR. Simultaneously with this letter, we are filing Amendment No. 5 to the Registration Statement to reflect our responses to the Staff’s comments.

Amendment No. 4 to Form S-4, filed February 3, 2011

Consolidated Financial Statements of DriveTime Automotive Group. Inc. and Subsidiaries, page F-1

Staff’s comment:

1.	Please update the financial statements and related financial information included in the filing, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date.

Company’s Response:

In response to the Staff’s comment, we have updated the financial statements and related financial information included in the filing and have reflected the changes in Amendment No. 5 to the Registration Statement.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 6, 2011

Staff’s comment:

2.	We note your response to comment one in our letter dated January 7, 2011, including your revised response dated February 16, 2011. Based on the information provided to us, we will not object to your conclusion that Rule 3-16 of Regulation S-X is not applicable to your pledge of the equity interests in DTAC’s special purpose finance subsidiaries since the substance of this pledge appears to be a pledge of the residual cash flows of these subsidiaries rather than their equity. However, we have the following comments concerning your disclosures:

•

Page six of your prospectus summary presents a chart titled “Collateral Structure.” Either revise this disclosure to only present your corporate structure, or if you wish to also convey the collateral available to the holders of the exchange notes, revise your disclosures within this chart or in related narrative to clarify what priority the exchange note holders have on the various types of collateral presented within this chart. For example, your disclosure on page 12 under “Intercreditor Agreement” indicates that the exchange note holders only have a second-priority lien on the inventory pledged as collateral, and your response to our comment indicates that, in substance, the exchange note holders only have a second-priority lien on the auto loan receivables of DTAC’s special purpose finance subsidiaries. Your current disclosure may imply that the exchange note holders have a first-priority lien on all assets included within this chart.

•

Your response states that the collateral for the exchange notes consists of auto loan receivables not held in DTAC’s special purpose finance subsidiaries, residual cash flows from your auto loan receivables in DTAC’s special purpose finance subsidiaries, and your vehicle inventory. Please revise your description of the collateral on page 11 and everywhere else it is described within your filing to convey substantially the same information as was provided to us in your response. Given that your response indicates that the pledge of the equity interests of DTAC’s special purpose finance subsidiaries is non-substantive such that Rule 3-16 is not applicable, it would not be appropriate to disclose in your filing that the collateral for the exchange notes includes these equity interests without also disclosing that the right to these equity interests is non-substantive and clearly explaining the actual substance of this collateral pledge. Please note that retaining your current disclosures and merely adding a cross-reference to your risk factors may not convey in a transparent manner the rights and collateral that your exchange note holders have actually received.

•

Please ensure that you refer to DTAC’s special purpose finance subsidiaries in which you have effectively issued a second-priority lien on the auto loan receivables in a consistent manner throughout your filing. For example, you appear to refer to these subsidiaries as “certain of DTAC’s wholly-owned subsidiaries” on page 11 under “Collateral,” as “our special purpose finance subsidiaries” on page 11 under “Ranking,” and as “certain of our special purpose financing subsidiaries” in your proposed revisions to the second risk factor on page 31. Please ensure that your readers can understand whether each of these disclosures is referring to the same group of subsidiaries, or if there are distinctions between these descriptions, please revise your disclosures to better explain those distinctions.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 6, 2011

•

We note your proposed presentation of information about your “pledged” subsidiaries within your Rule 3-10 footnote and within your debt footnote. Please ensure that you refer to these subsidiaries and describe both the form and the substance of your pledge of their equity as collateral in a manner consistent with the disclosures elsewhere in your filing. Additionally, please do not refer to “the SPEs described below” unless you plan to provide additional disclosure about these SPEs below your proposed narrative disclosure. Finally, please refrain from using the word “immediately” when describing the limits on the ability of the exchange note holders to become equity holders in these subsidiaries, since immediately has a special connotation in the context of Rule 3-10 of Regulation S-X and this disclosure may create confusion when it is placed within your Rule 3-10 footnote.

Company’s Response:

In response to the Staff’s comment, we have added narrative disclosure underneath the “Collateral Structure” chart in the Registration Statement to clarify the priority that the exchange note holders will have with respect to the various types of collateral presented within the chart. We have also updated the Registration Statement (i) to indicate in our descriptions of the collateral that the pledge of the equity interests of DTAC’s special purpose finance subsidiaries is non-substantive and to clearly explain the actual substance of this collateral pledge; (ii) to refer to the special purpose finance subsidiaries, in which we have effectively issued a junior-priority lien on the auto loan receivables, in a consistent manner throughout the filing; and (iii) in our debt footnote, to refer to our pledged subsidiaries and describe both the form and the substance of our pledge of their equity as collateral in a manner consistent with the disclosures elsewhere in the filing.

Staff’s comment:

3.	We note your response to comment two in our letter dated January 7, 2011 that you have combined the equity accounts of DTAG and DTAC into one line item on the balance sheet. Notwithstanding the fact that DTAG and DTAC have identical ownership with no competing equity interests, it remains unclear to us how your current presentation results in consolidated financial statements that comply with ASC 810. Please note that the financial statements contained in your filings with us must comply with GAAP. Either explain to us in detail the authoritative GAAP literature that supports your current presentation, or revise to present DTAC’s equity as a noncontrolling interest within the consolidated financial statements of DTAG consistent with the guidance in ASC 810-10-45-15.

Company’s Response:

In response to the Staff’s comment, we have revised the presentation on our consolidated balance sheets, statements of operations, and statements of shareholders’ equity to present the noncontrolling interest of DTAC within the consolidated financial statements, consistent with the guidance in ASC 810-10-45-15.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 6, 2011

Staff’s Comment:

4.	We have reviewed your response to comment three in our letter dated January 7, 2011. Please refer to your analysis of ASC 810-10-15-14(b)(1). We note your statement that DTAC is a VIE because Mr. Garcia lacks the power, through voting or similar rights, to direct the activities of DTAC that most significantly impact its economic performance. Further, we note your analysis that the key activities which DTAC engages are controlled directly by DTAG. We also note the information contained in your risk factor on page 30 “Our Chairman and principal shareholder can control substantially all matters and this ability may result in unwise or improper decision that may harm our direction or profitability.” We also note the disclosure on page 91 that as your founder, long-time Chairman and former Chief Executive Officer, Mr. Garcia brings an extensive understanding of your industry to the Board and serves as an invaluable resource for assessing and managing risks and planning for corporate strategy. We also note the disclosure at the bottom of page 99 that the difference in Mr. Garcia’s salary in comparison to the other named executive officers reflects his status as the owner of a private company and his substantial involvement and contributions in securing financing for the company, in addition to developing and implementing overall company strategy. Based on these disclosures about Mr. Garcia’s involvement in your company, it remains unclear to us that Mr. Garcia does not effectively control DTAC, either directly or through his control of DTAG. To assist us in better understanding why DTAC should not be accounted for under the voting interest entity model, please better explain Mr. Garcia’s ability to direct the activities of both DTAG and DTAC and whether he has historically done so. In doing so, explain to us the degree to which Mr. Garcia is involved in management and budgetary decisions of both DTAG and DTAC and the extent to which the management of these entities, excluding Mr. Garcia, can make substantive decisions without his permission or involvement.

Company’s Response:

In response to the Staff’s comment, we have revised the Registration Statement to clarify that while Mr. Garcia, as DTAG’s and DTAC’s principal shareholder, can direct both companies’ policies through his right to elect our board of directors and to control substantially all matters requiring a stockholder vote, Mr. Garcia is not, and historically has not been, actively involved in the day-to-day management of our operations. He does not participate in budgeting or forecasting efforts, setting company initiatives or directives, nor is he involved in the overall business strategy for either DTAG or DTAC. From time to time Mr. Garcia has provided personal and other guarantees to lenders to assist in securing debt facilities, but negotiations of these facilities are handled and administered by our CFO and Treasurer. As Chairman, Mr. Garcia also communicates on a normal basis with our CEO regarding the CEO’s strategy and initiatives and offers advice from time to time.

In addition, certain agreements to which DTAG and DTAC are a party, including the indenture governing the notes, the agreements governing our other indebtedness, and the origination agreement pursuant to which DTAC purchases all of the auto loan receivables originated by DTAG, limit the control Mr. Garcia could otherwise exercise with respect to DTAC’s business and operations separate from the strategic initiatives of DTAG. Rather, our executive management team coupled with the assistance of our finance and accounting groups, and subject to the oversight of our well-qualified board of directors, are responsible for all of these aspects of the business and ultimately approving and executing on our

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 6, 2011

business initiatives. As a result of the above, we have revised our Registration Statement in all areas where we discussed Mr. Garcia’s involvement in the Company.

*        *        *

The Company acknowledges that:

•	it is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the Registration Statement; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 6, 2011

If we can provide you with any other information which will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at (602) 852-6600.

Very truly yours,

DRIVETIME AUTOMOTIVE GROUP, INC. DT ACCEPTANCE CORPORATION

By:	/s/ Jon D. Ehlinger
Name: Jon D. Ehlinger
Title: General Counsel